TAXATION - Reconciliation of the statutory tax rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
TAXATION
Earnings before income tax-rate	$ 10,035,271	$ 19,105,947	$ 14,063,630
Income tax expense by applying tax rate in force in the respective countries	(2,532,953)	1,331,544	(9,166,026)
Share of profit or loss of subsidiaries, joint ventures and associates	1,371,636	241,301	440,944
Stock options charge	(1,351,831)	(558,026)	(50,163)
Non-deductible expenses	(1,468,643)	(371,316)	(303,518)
Tax inflation adjustment	8,788,533	7,920,895	1,826,488
Result of inflation effect on monetary items and other finance results	(8,999,710)	(8,120,822)	(10,669,710)
Foreign investment coverage			510,487
Others	414,353	625,076	(561,036)
Income tax expenses	$ (3,778,615)	$ 1,068,652	$ (17,972,534)